Consolidated Statements of Preferred Stock and Shareholders' (Deficit) Equity (USD $) In Thousands, except Share data	Total	Class D Preferred Shares	Ordinary Share, Class A	Ordinary Share, Class B	Ordinary Share, Class B Series I	Ordinary Share, Class B Series II	Ordinary Share, Class E	Distributions in Excess of Capital	Accumulated Other Comprehensive Income (loss)	Retained Earnings	Ordinary Shares	Treasury Shares
Balances at Dec. 31, 2010	$ (192,714)	$ 191,954	$ 212	$ 169			$ 95	$ (202,320)	$ (1,572)	$ 10,702
Balances (in shares) at Dec. 31, 2010		12,000,000	16,200,000	12,600,000			7,200,000
Net income	100,432									100,432
Other comprehensive income (loss), net of taxes of $(280) and (308) for 2012 and 2013 respectively	(4,752)								(4,752)
Re-designation of Class B shares as Class B1 and B2 (in shares)				(12,600,000)	9,316,224	3,283,776
Re-designation of Class B shares as Class B1 and B2				(169)	125	44
Cash dividends declared and paid on ordinary shares and share options	(168,323)							(139,068)		(29,255)
Cash dividends declared and paid on preferred shares	(61,570)							(51,485)		(10,085)
Share-based compensation, net of repurchases and liability awards	4,648							4,648
Balances at Dec. 31, 2011	(322,279)	191,954	212		125	44	95	(388,225)	(6,324)	71,794
Balances (in shares) at Dec. 31, 2011		12,000,000	16,200,000		9,316,224	3,283,776	7,200,000
Net income	45,817									45,817
Other comprehensive income (loss), net of taxes of $(280) and (308) for 2012 and 2013 respectively	2,234								2,234
Conversion of preferred shares and Class A, B1, B2 and E shares to ordinary shares (in shares)		(12,000,000)	(16,200,000)		(9,316,224)	(3,283,776)	(7,200,000)				48,000,000
Conversion of preferred shares and Class A, B1, B2 and E shares to ordinary shares	191,954	(191,954)	(212)		(125)	(44)	(95)	191,791			639
Share proceeds (in shares)											4,000,000
Share proceeds	64,000							63,948			52
Share issuance costs (net of income tax benefit of $1,703)	(11,302)							(11,302)
Repurchase of own shares (in shares)												(370,925)
Repurchase of own shares	(3,869)											(3,869)
Exercise of share options (including excess tax benefit of $480) (in shares)											2,385,951	4,128
Exercise of share options (including excess tax benefit of $480)	859							785			31	43
Cash dividends declared and paid on preferred shares	(2,555)									(2,555)
Share-based compensation, net of repurchases and liability awards	12,571							12,571
Balances at Dec. 31, 2012	(22,570)							(130,432)	(4,090)	115,056	722	(3,826)
Balances (in shares) at Dec. 31, 2012											54,385,951	(366,797)
Net income	63,714									63,714
Other comprehensive income (loss), net of taxes of $(280) and (308) for 2012 and 2013 respectively	(4,253)								(4,253)
Repurchase of own shares (in shares)	2,103,214											(2,103,214)
Repurchase of own shares	(43,411)											(43,411)
Exercise of share options (including excess tax benefit of $480) (in shares)											377,200	857,490
Exercise of share options (including excess tax benefit of $480)	8,894							(5,169)			5	14,058
Share-based compensation, net of repurchases and liability awards	6,792							6,792
Balances at Dec. 31, 2013	$ 9,166							$ (128,809)	$ (8,343)	$ 178,770	$ 727	$ (33,179)
Balances (in shares) at Dec. 31, 2013											54,763,151	(1,612,521)